Amortized Cost, Gross Unrealized Gains and Losses, Approximate Fair Value, Weighted Average Yield and Contractual Maturities of Investment Securities Available-For-Sale (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 4,779,077,000	$ 5,052,278,000
Gross Unrealized Gains	238,461,000	191,899,000
Gross Unrealized Losses	7,715,000	7,325,000
Fair Value	5,009,823,000	5,236,852,000	6,694,714,000
Weighted Average Yield	3.58%	3.78%
Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	95,314,000
Fair Value	97,706,000
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	715,417,000
Fair Value	745,594,000
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	366,466,000
Fair Value	379,474,000
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,595,286,000
Fair Value	3,780,133,000
U.S. Treasury securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34,980,000	35,677,000
Gross Unrealized Gains	3,688,000	2,459,000
Gross Unrealized Losses	0	0
Fair Value	38,668,000	38,136,000	30,452
Weighted Average Yield	3.35%	3.36%
U.S. Treasury securities | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0	0
Weighted Average Yield	0.00%	0.00%
U.S. Treasury securities | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34,980,000	7,001,000
Gross Unrealized Gains	3,688,000	122,000
Gross Unrealized Losses	0	0
Fair Value	38,668,000	7,123,000	0
Weighted Average Yield	3.35%	1.50%
U.S. Treasury securities | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	28,676,000
Gross Unrealized Gains	0	2,337,000
Gross Unrealized Losses	0	0
Fair Value	0	31,013,000	30,452
Weighted Average Yield	0.00%	3.81%
U.S. Treasury securities | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0	0
Weighted Average Yield	0.00%	0.00%
Obligations of U.S. Government sponsored entities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	953,836,000	1,156,205,000
Gross Unrealized Gains	31,710,000	55,760,000
Gross Unrealized Losses	0	661,000
Fair Value	985,546,000	1,211,304,000	1,647,936,000
Weighted Average Yield	3.30%	3.68%
Obligations of U.S. Government sponsored entities | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	94,492,000	153,738,000
Gross Unrealized Gains	2,382,000	2,043,000
Gross Unrealized Losses	0	0
Fair Value	96,874,000	155,781,000	356,915,000
Weighted Average Yield	3.45%	3.39%
Obligations of U.S. Government sponsored entities | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	655,625,000	1,000,955,000
Gross Unrealized Gains	25,860,000	53,681,000
Gross Unrealized Losses	0	661,000
Fair Value	681,485,000	1,053,975,000	1,235,469,000
Weighted Average Yield	3.38%	3.72%
Obligations of U.S. Government sponsored entities | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	171,633,000	1,512,000
Gross Unrealized Gains	2,969,000	36,000
Gross Unrealized Losses	0	0
Fair Value	174,602,000	1,548,000	28,492,000
Weighted Average Yield	2.94%	6.30%
Obligations of U.S. Government sponsored entities | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	32,086,000	0
Gross Unrealized Gains	499,000	0
Gross Unrealized Losses	0	0
Fair Value	32,585,000	0	27,060,000
Weighted Average Yield	3.20%	0.00%
Obligations of Puerto Rico, States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	57,504,000	52,527,000
Gross Unrealized Gains	1,255,000	393,000
Gross Unrealized Losses	31,000	218,000
Fair Value	58,728,000	52,702,000	80,609,000
Weighted Average Yield	5.03%	4.70%
Obligations of Puerto Rico, States and political subdivisions | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	765,000	10,404,000
Gross Unrealized Gains	9,000	19,000
Gross Unrealized Losses	0	0
Fair Value	774,000	10,423,000	0
Weighted Average Yield	4.97%	3.92%
Obligations of Puerto Rico, States and political subdivisions | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	14,824,000	15,853,000
Gross Unrealized Gains	283,000	279,000
Gross Unrealized Losses	31,000	5,000
Fair Value	15,076,000	16,127,000	22,303,000
Weighted Average Yield	4.07%	4.52%
Obligations of Puerto Rico, States and political subdivisions | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,595,000	20,765,000
Gross Unrealized Gains	54,000	43,000
Gross Unrealized Losses	0	194,000
Fair Value	4,649,000	20,614,000	50,527,000
Weighted Average Yield	5.33%	5.07%
Obligations of Puerto Rico, States and political subdivisions | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	37,320,000	5,505,000
Gross Unrealized Gains	909,000	52,000
Gross Unrealized Losses	0	19,000
Fair Value	38,229,000	5,538,000	7,779,000
Weighted Average Yield	5.38%	5.28%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,646,893,000	1,205,380,000
Gross Unrealized Gains	50,957,000	33,861,000
Gross Unrealized Losses	208,000	947,000
Fair Value	1,697,642,000	1,238,294,000	1,600,190,000
Weighted Average Yield	2.83%	2.84%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	77,000
Gross Unrealized Gains	0	1,000
Gross Unrealized Losses	0	0
Fair Value	0	78,000	41,000
Weighted Average Yield	0.00%	3.88%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,424,000	1,846,000
Gross Unrealized Gains	49,000	105,000
Gross Unrealized Losses	0	0
Fair Value	2,473,000	1,951,000	4,995,000
Weighted Average Yield	3.28%	4.77%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	55,096,000	107,186,000
Gross Unrealized Gains	1,446,000	1,507,000
Gross Unrealized Losses	0	936,000
Fair Value	56,542,000	107,757,000	127,098,000
Weighted Average Yield	2.64%	2.50%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,589,373,000	1,096,271,000
Gross Unrealized Gains	49,462,000	32,248,000
Gross Unrealized Losses	208,000	11,000
Fair Value	1,638,627,000	1,128,508,000	1,468,056,000
Weighted Average Yield	2.84%	2.87%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	65,113,000	89,519,000
Gross Unrealized Gains	1,000	109,000
Gross Unrealized Losses	7,322,000	4,690,000
Fair Value	57,792,000	84,938,000	117,558,000
Weighted Average Yield	2.30%	2.17%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,653,000	10,208,000
Gross Unrealized Gains	1,000	31,000
Gross Unrealized Losses	181,000	158,000
Fair Value	5,473,000	10,081,000	20,232,000
Weighted Average Yield	0.81%	1.20%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	59,460,000	79,311,000
Gross Unrealized Gains	0	78,000
Gross Unrealized Losses	7,141,000	4,532,000
Fair Value	52,319,000	74,857,000	97,326,000
Weighted Average Yield	2.44%	2.29%
Mortgage backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,989,996,000	2,478,593,000
Gross Unrealized Gains	149,623,000	98,200,000
Gross Unrealized Losses	50,000	638,000
Fair Value	2,139,569,000	2,576,155,000	3,210,179,000
Weighted Average Yield	4.27%	4.29%
Mortgage backed securities | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	57,000	2,983,000
Gross Unrealized Gains	1,000	101,000
Gross Unrealized Losses	0	0
Fair Value	58,000	3,084,000	27,390,000
Weighted Average Yield	3.91%	3.62%
Mortgage backed securities | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,564,000	15,738,000
Gross Unrealized Gains	328,000	649,000
Gross Unrealized Losses	0	3,000
Fair Value	7,892,000	16,384,000	30,940,000
Weighted Average Yield	3.86%	3.98%
Mortgage backed securities | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	111,639,000	170,662,000
Gross Unrealized Gains	8,020,000	10,580,000
Gross Unrealized Losses	1,000	3,000
Fair Value	119,658,000	181,239,000	214,261,000
Weighted Average Yield	4.66%	4.71%
Mortgage backed securities | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,870,736,000	2,289,210,000
Gross Unrealized Gains	141,274,000	86,870,000
Gross Unrealized Losses	49,000	632,000
Fair Value	2,011,961,000	2,375,448,000	2,937,588,000
Weighted Average Yield	4.25%	4.26%
Equity securities (without contractual maturity)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,594,000	8,722,000
Gross Unrealized Gains	426,000	855,000
Gross Unrealized Losses	104,000	102,000
Fair Value	6,916,000	9,475,000	7,790,000
Weighted Average Yield	2.96%	3.43%
Other
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	24,161,000	25,655,000
Gross Unrealized Gains	801,000	262,000
Gross Unrealized Losses	0	69,000
Fair Value	24,962,000	25,848,000	0
Weighted Average Yield	9.06%	8.74%
Other | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0	0
Weighted Average Yield	0.00%	0.00%
Other | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0	0
Weighted Average Yield	0.00%	0.00%
Other | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	17,850,000	17,850,000
Gross Unrealized Gains	700,000	262,000
Gross Unrealized Losses	0	0
Fair Value	18,550,000	18,112,000	0
Weighted Average Yield	10.99%	10.98%
Other | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,311,000	7,805,000
Gross Unrealized Gains	101,000	0
Gross Unrealized Losses	0	69,000
Fair Value	$ 6,412,000	$ 7,736,000	$ 0
Weighted Average Yield	3.61%	3.62%